TAXES - Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Amount Reconciliation
Income tax (benefit) at PRC statutory income tax rate	$ (1,249,323)	$ (561,106)	$ (325,853)	$ 104,890	$ 16,038
Impact of different tax rates in other jurisdictions	841,204	154,049	(21,332)	(94,271)
Effect of PRC preferential tax rate	259,890	235,934	266,791	116,831	3,499
Effect of change in tax rate				233,082
Super deduction of qualified R&D expenditures	(8,597)	(8,581)	(26,306)	(28,390)	(93,185)
Effect of change in valuation allowance	50,437	196	187,751	(111,786)	5,653
Net operating losses expired			5,096
Non-deductible items and others	7,062	95	164	36,975	(541)
Total income tax benefit	$ (99,327)	$ (179,413)	$ 86,311	$ 257,331	$ (68,536)
Qualified R&D Expenditures of PRC Deduction Percentage	100.00%		100.00%